Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONTINUING OPERATIONS
Revenue, including revenues received from related parties of $2,757 and $0 for 2026 and 2025, respectively (Notes 2, 4 and 16)	$ 3,110	$ 302
Operating expenses:
Equity based expenses, including related party compensation of $827 and $608 for 2026 and 2025, respectively (Notes 5 and 16)	843	1,099
General and administrative and cost of goods, including related party expenses $3,439 and $544 for 2026 and 2025, respectively (Notes 6 and 16)	15,093	3,077
Impairment of non-financial assets (Notes 2 and 7)	59,535
Total operating expenses	75,471	4,176
Operating loss from continuing operations	(72,361)	(3,874)
Other income (expense):
Interest income, net (expense)	58	(80)
Other (expense) income , net	(5,533)	2,433
Total other (expense) income, net	(5,475)	2,353
Loss before income taxes from continuing operations	(77,836)	(1,521)
Provision for income taxes	799
Net loss from continuing operations	(78,635)	(1,521)
Profit (loss) from discontinued operations, including CTA reclassified from equity, net of tax	4,337	(1,858)
Net loss	(74,298)	(3,379)
Attributable to the Company	(74,269)	(2,516)
Attributable to non-controlling interest	(29)	(863)
Net loss	(74,298)	(3,379)
Other comprehensive income (loss):
Foreign currency translation adjustments - continued operations	(238)	(120)
Foreign currency translation adjustments - discontinued operations	195	1,736
Total comprehensive loss	$ (74,341)	$ (1,763)
Ordinary Shares – Class A
Weighted average shares outstanding - basic and diluted:
Weighted average shares outstanding – basic (in Shares)		62,783
Weighted average shares outstanding – diluted (in Shares)		62,783
Net loss per share from continuing operations attributable to the Company - basic and diluted:
Net loss per share from continuing operations - basic (in Dollars per share)		$ (7.95)
Net loss per share from continuing operations - diluted (in Dollars per share)		(7.95)
Net profit (loss) per share from discontinued operations attributable to the Company - basic and diluted:
Net loss per share from discontinued operations – basic (in Dollars per share)		(5.31)
Net loss per share from discontinued operations – diluted (in Dollars per share)		(5.31)
Net loss per share attributable to the Company - basic and diluted:
Net loss per share attributable to the Company - basic (in Dollars per share)		(13.26)
Net loss per share attributable to the Company - diluted (in Dollars per share)		$ (13.26)
Ordinary Shares – Class B
Weighted average shares outstanding - basic and diluted:
Weighted average shares outstanding – basic (in Shares)	8,791,366	126,915
Weighted average shares outstanding – diluted (in Shares)	8,791,366	126,915
Net loss per share from continuing operations attributable to the Company - basic and diluted:
Net loss per share from continuing operations - basic (in Dollars per share)	$ (8.94)	$ (7.95)
Net loss per share from continuing operations - diluted (in Dollars per share)	(8.94)	(7.95)
Net profit (loss) per share from discontinued operations attributable to the Company - basic and diluted:
Net loss per share from discontinued operations – basic (in Dollars per share)	0.49	(5.31)
Net loss per share from discontinued operations – diluted (in Dollars per share)	0.49	(5.31)
Net loss per share attributable to the Company - basic and diluted:
Net loss per share attributable to the Company - basic (in Dollars per share)	(8.45)	(13.26)
Net loss per share attributable to the Company - diluted (in Dollars per share)	$ (8.45)	$ (13.26)